Revenue - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue From Contract With Customer Line Items [Line Items]
Contract liability revenue recognised	$ 61,775	$ 57,128	$ 59,006	$ 56,516
Transaction price allocated to remaining performance obligations	$ 170,168		$ 162,230	176,109
Performance obligation percentage of transaction price to recognised in the next twelve months	45.00%		45.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-12-31
Revenue From Contract With Customer Line Items [Line Items]
Revenue remaining performance obligation expected timing of satisfaction	3 years		3 years
Unbilled Revenues [Member]
Revenue From Contract With Customer Line Items [Line Items]
Unbilled accounts receivable	$ 3,294		$ 1,622	$ 503